Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments expense
Share-based payments expense consists of:

	December 31, 2021	December 31, 2020

Share options	$2,806	$3,347
Restricted share units with no performance criteria	1,291	1,305
Restricted share units with performance criteria	3,462	2,556
Deferred units	(516)	2,270
Performance share units	902	1,214
	$7,945	$10,692

Summary of movements in number of share options outstanding and weighted average exercise prices
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2021		2020
	Weighted average price Cdn$	Number of options	Weighted average price Cdn$	Number of options
At January 1,	$11.56	5,092,388	$14.08	5,714,491
Granted	13.27	1,091,891	12.72	1,156,744
Exercised	6.36	(339,540)	7.75	(618,915)
Expired	16.27	(803,771)	33.40	(813,933)
Forfeited	12.68	(790,230)	12.53	(345,999)
At December 31,	$11.32	4,250,738	$11.56	5,092,388

Summary of range of exercise prices of outstanding share options	Options outstanding are as follows:

	December 31, 2021			December 31, 2021
	Total options outstanding			Exercisable options
Range of exercise price Cdn$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price Cdn$	Shares	Weighted average exercise price Cdn$

$5.00 to $5.99	1,379,016	2.2	$5.68	848,105	$5.68
$6.00 to $6.99	422,924	1.3	6.20	422,924	6.20
$10.00 to $10.99	152,941	2.9	10.40	101,960	10.40
$12.00 to $12.99	683,895	3.2	12.90	222,251	12.90
$13.00 to $13.99	932,028	4.1	13.24	12,879	13.50
$14.00 to $14.99	33,351	4.2	14.60	—	—
$22.00 to $22.99	494,650	0.1	22.00	494,650	22.00
$23.00 to $23.99	151,933	0.2	23.18	151,933	23.18

	4,250,738	2.4	$11.32	2,254,702	$11.51

Summary of assumptions used to estimate the fair value of options granted
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2021 and December 31, 2020 are in the table below. Volatility was determined based on the historical volatility over the estimated lives of the options.

	2021	2020
Risk-free interest rate (range)	0.3% – 0.8%	0.3 – 1.0%
Expected volatility (range)	64% – 68%	63% – 70%
Expected life (range) (years)	1.92 – 3.93	1.96 – 3.96
Expected dividends (Cdn$)	—	—

Summary of movements in number of share options outstanding
A summary of the status of the RSUs with no performance criteria and changes during the year ended December 31, 2021 and December 31, 2020 is as follows:

	2021	2020
At January 1,	478,067	536,330
Granted	180,132	149,552
Redeemed	(135,833)	(190,963)
Forfeited	(50,604)	(16,852)
At December 31,	471,762	478,067
A summary of the status of the RSUs with performance criteria and changes during the year ended December 31, 2021 and December 31, 2020 is as follows:

	2021	2020
At January 1,	689,967	457,498
Granted	440,508	299,112
Redeemed	(160,470)	—
Forfeited	(61,628)	(66,643)
At December 31,	908,377	689,967
Movements in the PSUs during the year ended December 31, 2021 and December 31, 2020 are as follows:

	2021	2020
At January 1,	525,605	610,885
Granted	267,936	—
Expired	—	(85,280)
Redeemed	(514,010)	—
Forfeited	(1,511)	—
At December 31,	278,020	525,605